OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:

December 31

Date of reporting period:

September 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

ING BALANCED PORTFOLIO

Shares			Value	Percentage of Net Assets

COMMON STOCK: 58.0%
		Consumer Discretionary: 7.9%
3,995		AMC Networks, Inc.	$273,578	0.1
4,991		Bayerische Motoren Werke AG	536,753	0.1
106,962		Best Buy Co., Inc.	4,011,075	0.8
57,452		Brinker International, Inc.	2,328,530	0.4
20,566		CBS Corp. — Class B	1,134,421	0.2
49,571		Comcast Corp. — Class A	2,238,131	0.4
49,141		Delphi Automotive PLC	2,870,817	0.5
5,365		DineEquity, Inc.	370,185	0.1
24,442		Discovery Communications, Inc. — Class A	2,063,394	0.4
19,000		Fuji Heavy Industries Ltd.	529,447	0.1
40,294		Gap, Inc.	1,623,042	0.3
29,908		Home Depot, Inc.	2,268,522	0.4
74,046		Kingfisher PLC	462,555	0.1
10,720		Liberty Media Corp.	1,577,448	0.3
69,323		Macy’s, Inc.	2,999,606	0.6
5,346		The Madison Square Garden, Inc.	310,442	0.1
23,376		Michael Kors Holdings Ltd.	1,741,980	0.3
17,351		Newell Rubbermaid, Inc.	477,152	0.1
55,300		Nissan Motor Co., Ltd.	558,128	0.1
10,769		Penn National Gaming, Inc.	596,172	0.1
2,000		Polaris Industries, Inc.	258,360	0.0
3,431		Kering	768,893	0.1
29,859		Reed Elsevier NV	600,432	0.1
8,142		Renault S.A.	649,321	0.1
10,284		Ross Stores, Inc.	748,675	0.1
16,661		Scientific Games Corp.	269,408	0.0
8,049		Six Flags Entertainment Corp.	271,976	0.0
27,729		Starbucks Corp.	2,134,301	0.4
16,400		Toyota Motor Corp.	1,051,856	0.2
16,515		Ulta Salon Cosmetics & Fragrance, Inc.	1,972,882	0.4
12,604		Urban Outfitters, Inc.	463,449	0.1
47,799		Walt Disney Co.	3,082,557	0.6
25,844		WPP PLC	531,099	0.1
5,165		Wyndham Worldwide Corp.	314,910	0.1
103,700		Yue Yuen Industrial Holdings	289,498	0.1
			42,378,995	7.9

		Consumer Staples: 4.9%
59,000		Ajinomoto Co., Inc.	776,273	0.1
27,700		Asahi Group Holdings, Ltd.	729,220	0.1
15,919		British American Tobacco PLC	837,810	0.2
24,081		Carrefour S.A.	825,973	0.2
60,068		Coca-Cola Enterprises, Inc.	2,415,334	0.5
9,900		ConAgra Foods, Inc.	300,366	0.1
11,382		Costco Wholesale Corp.	1,310,296	0.2
18,015		CVS Caremark Corp.	1,022,351	0.2
11,127		Estee Lauder Cos., Inc.	777,777	0.2
19,827		Hershey Co.	1,833,998	0.3
34,084		Hillshire Brands Co.	1,047,742	0.2
12,466		Imperial Tobacco Group PLC	460,840	0.1
3,279		JM Smucker Co.	344,426	0.1
41,870		Kraft Foods Group, Inc.	2,195,663	0.4
21,410		Mondelez International, Inc.	672,702	0.1
15,346		Nestle S.A.	1,070,140	0.2
15,739		PepsiCo, Inc.	1,251,251	0.2
27,926		Philip Morris International, Inc.	2,418,112	0.5
36,591		Procter & Gamble Co.	2,765,914	0.5
139,501		Tesco PLC	810,997	0.1
37,358		Whole Foods Market, Inc.	2,185,443	0.4
			26,052,628	4.9

		Energy: 5.2%
21,524		Anadarko Petroleum Corp.	2,001,517	0.4
13,300		Cabot Oil & Gas Corp.	496,356	0.1
28,795		Canadian Natural Resources Ltd.	905,315	0.2
3,600		Cimarex Energy Co.	347,040	0.1
26,343		ConocoPhillips	1,831,102	0.3
24,814		ENI S.p.A.	570,429	0.1
9,989		EOG Resources, Inc.	1,690,938	0.3
4,672		EQT Corp.	414,500	0.1
19,564		ExxonMobil Corp.	1,683,287	0.3
14,610		FMC Technologies, Inc.	809,686	0.1
51,570		Halliburton Co.	2,483,095	0.5
7,203		Laredo Petroleum Holdings, Inc.	213,785	0.0
9,789		Marathon Oil Corp.	341,440	0.0
55,298		Noble Corp.	2,088,605	0.4
19,795		Occidental Petroleum Corp.	1,851,624	0.3
4,010		Patterson-UTI Energy, Inc.	85,734	0.0
11,807		Range Resources Corp.	896,033	0.2
44,892		Rowan Companies PLC	1,648,434	0.3
54,876		Royal Dutch Shell PLC — Class A	1,809,027	0.3
31,559		Royal Dutch Shell PLC — Class A ADR	2,072,795	0.4
40,220		Statoil ASA ADR	912,190	0.2
40,563		Statoil ASA	921,316	0.2
13,870		Superior Energy Services	347,305	0.1
3,977		Technip S.A.	466,909	0.1
15,244	L	Total S.A.	883,586	0.2
			27,772,048	5.2

		Financials: 11.4%
74,482		Aegon NV	551,111	0.1
3,286		Affiliated Managers Group, Inc.	600,155	0.1
151,900		AIA Group Ltd.	714,776	0.1
31,128	L	AllianceBernstein Holding LP	618,202	0.1
11,200		American Campus Communities, Inc.	382,480	0.1
37,241		Ameriprise Financial, Inc.	3,391,910	0.6
46,153		Arthur J. Gallagher & Co.	2,014,578	0.4
42,480		AXA S.A.	985,911	0.2
95,087		Banco Popular Espanol SA	510,452	0.1
166,471		Bank of America Corp.	2,297,300	0.4
207,653		Barclays PLC	887,446	0.2
89,274		Banco Bilbao Vizcaya Argentaria S.A.	998,299	0.2
5,220		Blackrock, Inc.	1,412,636	0.3
47,130		Blackstone Group LP	1,173,066	0.2
11,900		CIT Group, Inc.	580,363	0.1
51,429		Citigroup, Inc.	2,494,821	0.5
14,200		Comerica, Inc.	558,202	0.1
24,923		Commerzbank AG	287,033	0.1
24,830		Credit Suisse Group	759,349	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
41,334		Danske Bank A/S	$891,361	0.2
28,241		DCT Industrial Trust, Inc.	203,053	0.0
31,678		DDR Corp.	497,661	0.1
7,000		Discover Financial Services	353,780	0.1
27,459		Equifax, Inc.	1,643,421	0.3
5,036		Equity Lifestyle Properties, Inc.	172,080	0.0
40,532		Extra Space Storage, Inc.	1,854,339	0.3
18,412		Fidelity National Financial, Inc.	489,759	0.1
85,186		Fifth Third Bancorp.	1,536,755	0.3
12,147		First Republic Bank	566,415	0.1
16,800		Hartford Financial Services Group, Inc.	522,816	0.1
100,188		Host Hotels & Resorts, Inc.	1,770,322	0.3
53,395		HSBC Holdings PLC	577,916	0.1
1,700		IntercontinentalExchange, Inc.	308,414	0.1
54,238		Invesco Ltd.	1,730,192	0.3
57,253		JPMorgan Chase & Co.	2,959,408	0.6
16,929		KBC Groep NV	832,937	0.2
204,571		Legal & General Group PLC	649,139	0.1
39,795		Lincoln National Corp.	1,670,992	0.3
429,172		Lloyds TSB Group PLC	510,997	0.1
2,000		M&T Bank Corp.	223,840	0.0
17,493		Macquarie Group Ltd.	783,706	0.1
6,800		Mid-America Apartment Communities, Inc.	425,000	0.1
369,100		Mizuho Financial Group, Inc.	802,406	0.1
27,900		Nasdaq Stock Market, Inc.	895,311	0.2
66,600		Nomura Holdings, Inc.	520,927	0.1
8,264		ProAssurance Corp.	372,376	0.1
19,823		ProLogis, Inc.	745,741	0.1
27,402		Prudential Financial, Inc.	2,136,808	0.4
170,768		Regions Financial Corp.	1,581,312	0.3
16,277		Schroders PLC	678,625	0.1
5,900		SL Green Realty Corp.	524,156	0.1
23,000	L	Sumitomo Mitsui Financial Group, Inc.	1,113,785	0.2
8,170		Svenska Handelsbanken AB	349,550	0.1
107,868		Synovus Financial Corp.	355,964	0.1
18,300		Tokio Marine Holdings, Inc.	599,966	0.1
27,283		Travelers Cos., Inc.	2,312,780	0.4
6,895		UnumProvident Corp.	209,884	0.0
40,241		US Bancorp.	1,472,016	0.3
6,900		Ventas, Inc.	424,350	0.1
11,800		Webster Financial Corp.	301,254	0.1
28,197		Weingarten Realty Investors	827,018	0.2
54,300		Wharf Holdings Ltd.	470,502	0.1
58,274		XL Group PLC	1,796,005	0.3
			60,883,129	11.4

		Health Care: 6.8%
34,577		Abbott Laboratories	1,147,611	0.2
9,297		Actavis, Inc.	1,338,768	0.3
8,496		Agilent Technologies, Inc.	435,420	0.1
6,460		Alexion Pharmaceuticals, Inc.	750,394	0.1
12,343		Allergan, Inc.	1,116,424	0.2
14,247		Amgen, Inc.	1,594,809	0.3
7,400		Astellas Pharma, Inc.	377,992	0.0
8,808		Bayer AG	1,038,735	0.2
12,200		Cardinal Health, Inc.	636,230	0.1
11,677		Celgene Corp.	1,797,441	0.3
12,389		Cigna Corp.	952,219	0.2
10,100		Community Health Systems, Inc.	419,150	0.1
4,282		Cooper Cos., Inc.	555,333	0.1
19,271		Express Scripts Holding Co.	1,190,562	0.2
38,778		Gilead Sciences, Inc.	2,436,809	0.5
19,981		HCA Holdings, Inc.	854,188	0.2
4,812		Henry Schein, Inc.	499,004	0.1
39,291		Johnson & Johnson	3,406,137	0.6
12,010		McKesson Corp.	1,540,883	0.3
25,698		Medtronic, Inc.	1,368,418	0.3
52,028		Merck & Co., Inc.	2,477,053	0.5
1,321		Mettler Toledo International, Inc.	317,159	0.1
17,935		Mylan Laboratories	684,579	0.1
20,393		Novartis AG	1,568,592	0.3
3,169		Premier, Inc.	100,457	0.0
6,200		Quest Diagnostics	383,098	0.1
9,497	L	Resmed, Inc.	501,632	0.1
6,144		Roche Holding AG — Genusschein	1,658,102	0.3
9,687		Sanofi	981,070	0.2
18,800		Shionogi & Co., Ltd.	395,764	0.1
25,634		UnitedHealth Group, Inc.	1,835,651	0.3
5,842		Vertex Pharmaceuticals, Inc.	442,940	0.1
7,406		Zimmer Holdings, Inc.	608,329	0.1
21,453		Zoetis, Inc.	667,617	0.1
			36,078,570	6.8

		Industrials: 6.8%
4,926		Acuity Brands, Inc.	453,291	0.1
5,955		Adecco S.A.	424,806	0.1
45,974		Ametek, Inc.	2,115,723	0.4
21,601		BE Aerospace, Inc.	1,594,586	0.3
14,109		Boeing Co.	1,657,807	0.3
59,087		CNH Industrial NV	738,587	0.1
64,713		CSX Corp.	1,665,713	0.3
22,246		Danaher Corp.	1,542,093	0.3
24,049		Deutsche Post AG	797,659	0.1
8,000		East Japan Railway Co.	689,478	0.1
7,563		European Aeronautic Defence and Space Co. NV	481,931	0.1
28,397		Flowserve Corp.	1,771,689	0.3
19,700		Fluor Corp.	1,397,912	0.3
19,861		General Dynamics Corp.	1,738,235	0.3
35,863		General Electric Co.	856,767	0.1
7,914		Hubbell, Inc.	828,912	0.1
4,189		IHS, Inc.	478,300	0.1
27,741		Ingersoll-Rand PLC — Class A	1,801,501	0.3
59,000		Japan Steel Works Ltd.	343,540	0.1
17,000		KAR Auction Services, Inc.	479,570	0.1
22,600		Komatsu Ltd.	564,299	0.1
25,978		Koninklijke Philips NV	838,077	0.2
31,700		Mitsubishi Corp.	643,631	0.1
5,039		Nordson Corp.	371,022	0.1
7,700		Old Dominion Freight Line	354,123	0.1
25,834		Pall Corp.	1,990,251	0.4
5,358		Regal-Beloit Corp.	363,969	0.1
19,781		Roper Industries, Inc.	2,628,301	0.5
10,568		Siemens AG	1,274,483	0.2
17,492		Union Pacific Corp.	2,717,207	0.5
6,665		Verisk Analytics, Inc.	432,958	0.1
30,793		Waste Connections, Inc.	1,398,310	0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
9,943		Watts Water Technologies, Inc.	$560,487	0.1
5,520		Wesco International, Inc.	422,446	0.1
			36,417,664	6.8

		Information Technology: 9.1%
2,790		Alliance Data Systems Corp.	590,001	0.1
12,120		Apple, Inc.	5,778,210	1.1
30,237		Applied Materials, Inc.	530,357	0.1
26,932		Broadridge Financial Solutions ADR	855,091	0.2
88,472		Cisco Systems, Inc.	2,072,014	0.4
24,589		Citrix Systems, Inc.	1,736,229	0.3
15,307		Cognizant Technology Solutions Corp.	1,257,011	0.2
128,905		EMC Corp.	3,294,812	0.6
44,755		Telefonaktiebolaget LM Ericsson	596,080	0.1
15,453		F5 Networks, Inc.	1,325,249	0.2
29,816		Facebook, Inc.	1,497,956	0.3
8,683		Fidelity National Information Services, Inc.	403,239	0.1
14,308		Flir Systems, Inc.	449,271	0.1
3,886		Google, Inc. — Class A	3,403,786	0.6
133,900		Hitachi Ltd.	887,254	0.2
27,900		Hoya Corp.	659,967	0.1
15,169		International Business Machines Corp.	2,808,995	0.5
16,506		Informatica Corp.	643,239	0.1
75,821		Intel Corp.	1,737,817	0.3
42,344		Intuit, Inc.	2,807,831	0.5
66,058		Jabil Circuit, Inc.	1,432,138	0.3
22,689		Juniper Networks, Inc.	450,604	0.1
7,952		KLA-Tencor Corp.	483,879	0.1
21,235		Microchip Technology, Inc.	855,558	0.2
49,172		NetApp, Inc.	2,095,711	0.4
23,600		Omron Corp.	854,882	0.2
78,675		Oracle Corp.	2,609,650	0.5
43,200		TIBCO Software, Inc.	1,105,488	0.2
17,700		Vantiv, Inc.	494,538	0.1
13,972		Visa, Inc.	2,670,049	0.5
6,100		Western Digital Corp.	386,740	0.1
41,300		Xerox Corp.	424,977	0.1
24,400		Xilinx, Inc.	1,143,384	0.2
			48,342,007	9.1

		Materials: 2.7%
5,000		Albemarle Corp.	314,700	0.1
15,500	L	ArcelorMittal	211,885	0.0
10,625		Ball Corp.	476,850	0.1
10,060		BASF AG	964,758	0.2
31,615		BHP Billiton PLC	930,002	0.2
4,034		Celanese Corp.	212,955	0.0
1,283		China Steel Corp.	1,126	0.0
24,072		Commercial Metals Co.	408,020	0.1
5,500		Domtar Corp.	436,810	0.1
15,758		EI Du Pont de Nemours & Co.	922,789	0.2
66,298		International Paper Co.	2,970,150	0.6
15,400		JSR Corp.	286,528	0.1
9,750		Koninklijke DSM NV	735,508	0.1
20,173		Monsanto Co.	2,105,456	0.4
27,163		Nucor Corp.	1,331,530	0.2
10,605		Packaging Corp. of America	605,440	0.1
73,482		Rexam PLC	572,619	0.1
9,215		Rio Tinto PLC	449,814	0.1
15,192		Steel Dynamics, Inc.	253,858	0.0
			14,190,798	2.7

		Telecommunication Services: 0.7%
48,247		Deutsche Telekom AG	698,777	0.1
56,379		France Telecom S.A.	705,955	0.1
8,962		SBA Communications Corp.	721,083	0.1
178,100		Singapore Telecommunications Ltd.	530,398	0.1
284,076		Telecom Corp. of New Zealand Ltd.	547,980	0.1
214,292		Vodafone Group PLC	752,132	0.2
			3,956,325	0.7

		Utilities: 2.5%
73,470		CenterPoint Energy, Inc.	1,761,076	0.3
6,236		Cleco Corp.	279,622	0.1
27,302		DTE Energy Co.	1,801,386	0.3
14,700		Edison International	677,082	0.1
10,780		El Paso Electric Co.	360,052	0.1
138,891		Enel S.p.A.	533,307	0.1
6,336		Energen Corp.	484,007	0.1
29,046		Entergy Corp.	1,835,417	0.3
26,534		Fortum OYJ	598,954	0.1
22,432		Gas Natural SDG S.A.	468,989	0.1
67,716		Great Plains Energy, Inc.	1,503,295	0.3
65,800		Power Assets Holdings Ltd.	589,117	0.1
19,695		Sempra Energy	1,685,892	0.3
45,540		Suez Environnement S.A.	739,182	0.2
			13,317,378	2.5

		Total Common Stock
		(Cost $270,698,266)	309,389,542	58.0

EXCHANGE-TRADED FUNDS: 14.5%
288,300		iShares iBoxx $High Yield Corporate Bond Fund	26,396,748	4.9
648,400		iShares MSCI Emerging Markets Index Fund	26,435,268	4.9
4,600		iShares Russell 1000 Value Index Fund	396,520	0.1
612,100		SPDR Barclays Capital High Yield Bond ETF	24,386,064	4.6

		Total Exchange-Traded Funds
		(Cost $77,809,821)	77,614,600	14.5

PREFERRED STOCK: 0.1%
		Financials: 0.1%
2,277	P	The Bank of New York Mellon Corp.	45,768	0.0
2,788	P	Discover Financial Services	65,574	0.0
10,050	P	Goldman Sachs Group, Inc.	225,522	0.1
4,657	P	PNC Financial Services Group, Inc.	117,542	0.0
1,330	P	US Bancorp	34,567	0.0
5,000	P	Wells Fargo & Co.	119,350	0.0

		Total Preferred Stock
		(Cost $652,233)	608,323	0.1

RIGHTS: 0.0%
		Financials: 0.0%
94,241		Banco Bilbao Vizcaya Argentaria SA	12,622	0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Shares			Value	Percentage of Net Assets

RIGHTS: (continued)
		Financials: (continued)
54,801		Barclays PLC	$71,640	0.0

		Total Rights
		(Cost $12,622)	84,262	0.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 7.6%
		Consumer Discretionary: 0.7%
76,000		AutoZone, Inc., 3.125%, 07/15/23	70,378	0.0
69,000		Brinker International, Inc., 2.600%, 05/15/18	68,821	0.0
147,000		Cablevision Systems Corp., 8.625%, 09/15/17	169,417	0.1
40,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	41,000	0.0
60,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	62,250	0.0
142,000	#	COX Communications, Inc., 2.950%, 06/30/23	122,874	0.0
70,000	#	COX Communications, Inc., 4.500%, 06/30/43	55,520	0.0
51,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	47,704	0.0
224,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	191,206	0.1
80,000		DISH DBS Corp., 4.250%, 04/01/18	80,500	0.0
250,000		Ford Motor Co., 8.125%, 01/15/20	311,927	0.1
187,000		Kohl’s Corp., 4.750%, 12/15/23	193,206	0.1
98,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	88,333	0.0
166,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	140,802	0.0
115,000		Mediacom, LLC, 7.250%, 02/15/22	120,750	0.0
100,000		MGM Resorts International, 6.625%, 12/15/21	103,625	0.0
130,000		MGM Resorts International, 6.750%, 10/01/20	136,825	0.0
137,000		News America, Inc., 3.000%, 09/15/22	128,681	0.0
69,000	#	News America, Inc., 4.000%, 10/01/23	69,244	0.0
68,000	#	News America, Inc., 5.400%, 10/01/43	68,323	0.0
100,000		News America, Inc., 6.900%, 03/01/19	120,564	0.0
60,000	#	PNK Finance Corp., 6.375%, 08/01/21	61,500	0.0
15,000		Ryland Group, Inc./The, 6.625%, 05/01/20	15,600	0.0
280,000	#,L	Sirius XM Radio, Inc., 5.875%, 10/01/20	283,150	0.1
305,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	339,313	0.1
100,000		Time Warner, Inc., 5.875%, 11/15/40	85,361	0.0
101,000		Time Warner, Inc., 6.500%, 11/15/36	112,726	0.0
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	125,430	0.0
166,000		Viacom, Inc., 4.250%, 09/01/23	165,502	0.1
102,000		Viacom, Inc., 4.375%, 03/15/43	82,843	0.0
112,000		WPP Finance 2010, 5.125%, 09/07/42	102,508	0.0
			3,765,883	0.7

		Consumer Staples: 0.2%
120,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	119,626	0.1
100,000		Constellation Brands, Inc., 4.250%, 05/01/23	92,000	0.0
91,000		Diageo Capital PLC, 2.625%, 04/29/23	84,030	0.0
110,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	105,188	0.0
70,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	74,025	0.0
156,000		Kraft Foods, Inc., 6.500%, 08/11/17	181,605	0.1
105,000		Reynolds American, Inc., 4.850%, 09/15/23	109,316	0.0
108,000		Reynolds American, Inc., 6.150%, 09/15/43	113,371	0.0
40,000	L	Smithfield Foods, Inc., 7.750%, 07/01/17	45,700	0.0
81,000		Walgreen Co., 3.100%, 09/15/22	76,397	0.0
72,000		Walgreen Co., 4.400%, 09/15/42	64,637	0.0
			1,065,895	0.2

		Energy: 0.9%
200,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	165,000	0.0
141,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	164,083	0.0
326,000		BP Capital Markets PLC, 2.750%, 05/10/23	298,499	0.1
90,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	99,225	0.0
166,000		Cenovus Energy, Inc., 3.800%, 09/15/23	164,538	0.0
75,000		Chesapeake Energy Corp., 6.625%, 08/15/20	81,000	0.0
90,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	92,025	0.0
151,000		Devon Energy Corp., 5.600%, 07/15/41	154,881	0.0
114,000		Enbridge Energy Partners, 9.875%, 03/01/19	149,605	0.0
111,000		Enbridge, Inc., 4.000%, 10/01/23	110,968	0.0
163,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	166,042	0.0
83,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	83,572	0.0
210,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	268,921	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
90,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	$79,915	0.0
39,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	44,908	0.0
98,000		FMC Technologies, Inc., 3.450%, 10/01/22	94,200	0.0
200,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	219,520	0.1
600,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
200,000	#	GS Caltex Corp., 3.250%, 10/01/18	199,544	0.1
80,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	87,177	0.0
112,000		Marathon Petroleum Corp., 6.500%, 03/01/41	122,156	0.0
60,000		ONEOK Partners L.P., 2.000%, 10/01/17	59,635	0.0
60,000		ONEOK Partners L.P., 3.375%, 10/01/22	55,402	0.0
286,000		Petrobras Global Finance BV, 4.375%, 05/20/23	264,598	0.1
72,700		Petroleos de Venezuela SA, 8.000%, 11/17/13	73,129	0.0
80,000		Petroleos Mexicanos, 3.500%, 07/18/18	81,200	0.0
140,000		Plains Exploration & Production Co., 7.625%, 04/01/20	153,419	0.0
150,560	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	154,851	0.0
400,000	#, L	Reliance Industries Ltd., 5.875%, 12/31/49	328,000	0.1
230,000		SandRidge Energy, Inc., 7.500%, 03/15/21	233,450	0.1
250,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	252,500	0.1
200,000		Transocean, Inc., 2.500%, 10/15/17	200,766	0.1
90,000		Transocean, Inc., 3.800%, 10/15/22	84,937	0.0
187,000		Weatherford International Ltd., 5.950%, 04/15/42	179,620	0.0
			4,967,286	0.9

		Financials: 3.1%
175,000		Abbey National Treasury Services PLC/London, 3.050%, 08/23/18	178,028	0.1
277,000		Aegon NV, 2.922%, 07/29/49	217,757	0.1
181,000		American International Group, Inc., 3.375%, 08/15/20	181,413	0.1
125,000		American International Group, Inc., 8.175%, 05/15/58	146,937	0.0
73,000		American Express Credit Corp., 2.125%, 07/27/18	73,384	0.0
83,000		American Tower Corp., 3.400%, 02/15/19	82,155	0.0
134,000		American Tower Corp., 4.500%, 01/15/18	141,687	0.0
121,000		American Tower Corp., 5.000%, 02/15/24	118,724	0.0
134,000		Ameriprise Financial, Inc., 4.000%, 10/15/23	135,909	0.0
145,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	134,189	0.0
BRL 868,000	#	Banco Votorantim SA, 6.250%, 05/16/16	444,594	0.1
175,000		Bank of America Corp., 3.300%, 01/11/23	164,325	0.0
176,000		Bank of America Corp., 4.100%, 07/24/23	175,333	0.1
113,000		Bank of America Corp., 5.200%, 12/29/49	99,440	0.0
201,000		Bank of America Corp., 8.000%, 12/29/49	219,591	0.1
140,000		Bank of New York Mellon Corp./The, 2.100%, 08/01/18	140,885	0.0
97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	108,168	0.0
400,000		Barclays Bank PLC, 7.625%, 11/21/22	397,500	0.1
112,000		BB&T Corp., 2.050%, 06/19/18	111,700	0.0
203,000		BBVA, 4.664%, 10/09/15	211,481	0.1
60,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	57,964	0.0
55,000		Berkshire Hathaway, Inc., 4.400%, 05/15/42	50,727	0.0
93,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	86,991	0.0
180,000		BioMed Realty L.P., 4.250%, 07/15/22	175,013	0.1
131,000		BNP Paribas SA, 2.700%, 08/20/18	132,679	0.0
62,000		Boston Properties L.P., 3.700%, 11/15/18	65,245	0.0
150,000	#	Caixa Economica Federal, 4.500%, 10/03/18	149,413	0.0
142,000		Citigroup, Inc., 1.700%, 07/25/16	142,774	0.0
116,000		Citigroup, Inc., 3.500%, 05/15/23	104,932	0.0
107,000		Citigroup, Inc., 4.050%, 07/30/22	104,152	0.0
184,000		Citigroup, Inc., 5.500%, 09/13/25	189,739	0.1
37,000		Citigroup, Inc., 5.875%, 01/30/42	41,282	0.0
87,000	L	Citigroup, Inc., 5.900%, 12/29/49	82,112	0.0
171,000		Citigroup, Inc., 5.950%, 12/29/49	159,671	0.0
162,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	173,423	0.1
204,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	266,922	0.1
430,000	#	Credit Suisse AG, 6.500%, 08/08/23	436,004	0.1
409,000		Deutsche Bank AG, 4.296%, 05/24/28	370,257	0.1
117,000		Discover Financial Services, 5.200%, 04/27/22	123,559	0.0
46,000		Discover Financial Services, 6.450%, 06/12/17	52,316	0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
250,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	$244,739	0.1
98,000		ERP Operating L.P., 3.000%, 04/15/23	90,318	0.0
120,000		EPR Properties, 5.250%, 07/15/23	116,771	0.0
139,000		Equity One, Inc., 3.750%, 11/15/22	131,401	0.0
148,000		Fifth Third Bancorp, 5.100%, 12/31/49	129,130	0.0
100,000		Fifth Third Bancorp., 8.250%, 03/01/38	129,752	0.0
73,000		First Horizon National Corp., 5.375%, 12/15/15	78,939	0.0
43,000		Ford Motor Co., 3.000%, 06/12/17	44,244	0.0
74,000		General Electric Capital Corp., 3.150%, 09/07/22	70,134	0.0
39,000		General Electric Capital Corp., 3.350%, 10/17/16	41,373	0.0
231,000		General Electric Capital Corp., 4.375%, 09/16/20	246,212	0.1
100,000		General Electric Capital Corp., 5.250%, 06/29/49	92,950	0.0
53,000		General Electric Capital Corp., 5.300%, 02/11/21	57,749	0.0
100,000		General Electric Capital Corp., 6.250%, 12/15/49	101,410	0.0
100,000		General Electric Capital Corp., 7.125%, 12/15/49	109,170	0.0
94,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	111,308	0.0
127,000		Genworth Holdings, Inc., 4.900%, 08/15/23	127,813	0.0
77,000		Goldman Sachs Group, Inc./The, 2.900%, 07/19/18	77,722	0.0
94,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	93,447	0.0
110,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	105,438	0.0
190,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	205,442	0.1
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	79,547	0.0
188,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	225,744	0.1
73,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	83,129	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	111,641	0.0
111,000		HSBC Finance Corp., 6.676%, 01/15/21	126,984	0.0
112,000		HSBC USA, Inc., 5.000%, 09/27/20	120,269	0.0
343,000		Huntington Bancshares, Inc., 2.600%, 08/02/18	343,611	0.1
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	203,172	0.1
200,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	184,000	0.1
146,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	145,635	0.0
134,000		JPMorgan Chase & Co., 1.625%, 05/15/18	129,945	0.0
173,000		JPMorgan Chase & Co., 3.375%, 05/01/23	157,270	0.0
124,000		JPMorgan Chase & Co., 5.150%, 05/29/49	109,120	0.0
184,000		JPMorgan Chase & Co., 6.000%, 12/29/49	173,420	0.1
91,000		Kilroy Realty L.P., 3.800%, 01/15/23	85,632	0.0
130,000		Kimco Realty Corp., 3.125%, 06/01/23	119,607	0.0
144,000		Lincoln National Corp., 4.000%, 09/01/23	143,679	0.0
223,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	245,805	0.1
80,000		MetLife, Inc., 3.048%, 12/15/22	76,452	0.0
133,000		MetLife, Inc., 4.368%, 09/15/23	139,382	0.0
100,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	98,327	0.0
122,000		Morgan Stanley, 2.125%, 04/25/18	119,060	0.0
51,000		Morgan Stanley, 3.750%, 02/25/23	49,283	0.0
168,000		Morgan Stanley, 4.100%, 05/22/23	157,069	0.0
119,000		Morgan Stanley, 4.750%, 03/22/17	128,623	0.0
115,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	117,012	0.0
122,000	+	Murray Street Investment Trust I, 4.647%, 03/09/17	130,236	0.0
200,000	#	National Savings Bank, 8.875%, 09/18/18	206,000	0.1
500,000		PNC Bank NA, 3.800%, 07/25/23	490,464	0.1
63,000		PNC Financial Services Group, Inc., 2.854%, 11/09/22	58,373	0.0
132,000		ProLogis L.P., 4.250%, 08/15/23	131,607	0.0
77,000		Prudential Financial, Inc., 5.200%, 03/15/44	70,224	0.0
134,000		Prudential Financial, Inc., 5.625%, 06/15/43	126,882	0.0
200,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	195,617	0.1
230,000		Regions Financial Corp., 2.000%, 05/15/18	223,543	0.1
108,000		Royal Bank of Canada, 2.200%, 07/27/18	108,492	0.0
310,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	313,510	0.1
122,000	L	Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	123,349	0.0
88,000		Santander Holdings USA, Inc./PA, 3.450%, 08/27/18	89,993	0.0
107,000	#	Simon Property Group L.P., 1.500%, 02/01/18	104,444	0.0
164,000		SLM Corp., 4.625%, 09/25/17	166,460	0.0
80,000		SLM Corp., 5.500%, 01/15/19	79,328	0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
120,000		SLM Corp., 6.000%, 01/25/17	$127,800	0.0
47,000		SLM Corp., 8.000%, 03/25/20	50,936	0.0
400,000	#	Standard Chartered PLC, 3.950%, 01/11/23	377,134	0.1
200,000	#	Standard Chartered PLC, 5.200%, 01/26/24	201,429	0.1
206,000		State Street Corp., 3.100%, 05/15/23	192,619	0.1
84,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	80,187	0.0
55,000		Wells Fargo & Co., 1.250%, 07/20/16	55,074	0.0
68,000		Wells Fargo & Co., 3.450%, 02/13/23	63,798	0.0
123,000		Wells Fargo & Co., 3.676%, 06/15/16	131,201	0.0
105,000		Weyerhaeuser Co., 4.625%, 09/15/23	107,253	0.0
			16,533,208	3.1

		Health Care: 0.4%
60,000		Aetna, Inc., 1.500%, 11/15/17	58,984	0.0
63,000		Amgen, Inc., 3.875%, 11/15/21	63,976	0.0
60,000		Amgen, Inc., 5.150%, 11/15/41	58,450	0.0
150,000		Celgene Corp., 3.250%, 08/15/22	142,564	0.1
99,000		Celgene Corp., 4.000%, 08/15/23	98,860	0.0
81,000		Express Scripts Holding Co., 2.650%, 02/15/17	83,588	0.0
100,000		HCA Holdings, Inc., 7.750%, 05/15/21	106,625	0.0
140,000		HCA, Inc., 7.250%, 09/15/20	152,600	0.1
88,000		Hospira, Inc., 5.200%, 08/12/20	89,687	0.0
38,000		Hospira, Inc., 5.800%, 08/12/23	38,749	0.0
58,000		Humana, Inc., 3.150%, 12/01/22	54,092	0.0
35,000		Medtronic, Inc., 2.750%, 04/01/23	32,958	0.0
160,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	159,928	0.1
112,000		St Jude Medical, Inc., 3.250%, 04/15/23	106,707	0.0
103,000		St Jude Medical, Inc., 4.750%, 04/15/43	98,162	0.0
100,000		St. Jude Medical, Inc., 2.500%, 01/15/16	102,825	0.0
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	106,500	0.0
155,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	165,850	0.1
77,000		Ventas Realty L.P., 5.700%, 09/30/43	78,127	0.0
92,000		WellPoint, Inc., 4.625%, 05/15/42	84,446	0.0
136,000		WellPoint, Inc., 5.100%, 01/15/44	132,961	0.0
96,000	#	Zoetis, Inc., 1.875%, 02/01/18	95,150	0.0
49,000	#	Zoetis, Inc., 4.700%, 02/01/43	45,834	0.0
			2,157,623	0.4

		Industrials: 0.3%
100,000		BE Aerospace, Inc., 5.250%, 04/01/22	99,750	0.0
150,000		Case New Holland, Inc., 7.875%, 12/01/17	175,125	0.1
75,000	#	ERAC USA Finance LLC, 2.800%, 11/01/18	75,639	0.0
49,000		Ford Motor Co., 4.750%, 01/15/43	43,888	0.0
61,000		General Dynamics Corp., 2.250%, 11/15/22	55,374	0.0
113,000		General Electric Co., 2.700%, 10/09/22	106,844	0.0
135,000	#	Glencore Funding LLC, 2.500%, 01/15/19	126,730	0.0
150,000	#	Hertz Corp./The, 4.250%, 04/01/18	148,125	0.0
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	474,187	0.1
77,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	76,653	0.0
183,000		MDC Holdings, Inc., 6.000%, 01/15/43	159,220	0.1
94,000	#	Turlock Corp., 2.750%, 11/02/22	87,809	0.0
87,000	#	Turlock Corp., 4.150%, 11/02/42	77,583	0.0
			1,706,927	0.3

		Information Technology: 0.4%
140,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	140,525	0.0
146,000		Apple Inc., 1.000%, 05/03/18	140,822	0.1
54,000		Apple, Inc., 2.400%, 05/03/23	49,005	0.0
46,000		Apple, Inc., 3.850%, 05/04/43	38,698	0.0
116,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	125,860	0.0
81,000		eBay, Inc., 2.600%, 07/15/22	75,487	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	86,547	0.0
426,000		EMC Corp./MA, 1.875%, 06/01/18	424,961	0.1
78,000		EMC Corp./MA, 3.375%, 06/01/23	76,409	0.0
167,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	150,583	0.1
100,000		Hewlett-Packard Co., 2.600%, 09/15/17	101,089	0.0
104,000		Intel Corp., 4.250%, 12/15/42	92,698	0.0
87,000		Jabil Circuit, Inc., 7.750%, 07/15/16	98,962	0.0
51,000		Motorola Solutions, Inc., 3.750%, 05/15/22	48,795	0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Information Technology: (continued)
229,000		Oracle Corp., 3.625%, 07/15/23	$228,958	0.1
100,000		Seagate HDD Cayman, 7.000%, 11/01/21	111,500	0.0
21,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	23,835	0.0
			2,014,734	0.4

		Materials: 0.5%
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	334,244	0.1
87,000		Barrick Gold Corp., 2.500%, 05/01/18	83,065	0.0
122,000		Barrick Gold Corp., 4.100%, 05/01/23	107,684	0.0
181,000		Barrick North America Finance LLC, 5.750%, 05/01/43	152,343	0.0
278,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	284,203	0.1
200,000	#	Bombardier, Inc., 6.125%, 01/15/23	201,000	0.1
141,000		Cabot Corp., 3.700%, 07/15/22	137,511	0.0
105,000		Chemtura Corp., 5.750%, 07/15/21	105,262	0.0
80,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	77,412	0.0
100,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	97,724	0.0
143,000		Goldcorp, Inc., 3.700%, 03/15/23	130,783	0.0
230,000		Huntsman International LLC, 4.875%, 11/15/20	219,075	0.1
100,000		LYB International Finance BV, 4.000%, 07/15/23	99,381	0.0
75,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	75,422	0.0
60,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	59,186	0.0
55,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	54,307	0.0
45,000	#	Sealed Air Corp., 8.375%, 09/15/21	51,188	0.0
273,000		Vale Overseas Ltd., 4.625%, 09/15/20	277,648	0.1
127,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	127,273	0.0
			2,674,711	0.5

		Telecommunication Services: 0.5%
136,000		AT&T, Inc., 2.500%, 08/15/15	140,157	0.0
79,000		AT&T, Inc., 5.350%, 09/01/40	76,932	0.0
89,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	87,844	0.0
100,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	107,250	0.0
75,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	81,375	0.0
35,000	#	MetroPCS Wireless, Inc., 6.250%, 04/01/21	35,306	0.0
95,000	#	MetroPCS Wireless, Inc., 6.625%, 04/01/23	95,594	0.0
54,000		Motorola Solutions, Inc., 3.500%, 03/01/23	50,537	0.0
200,000	#	Softbank Corp., 4.500%, 04/15/20	192,250	0.1
400,000	#	Telefonica Chile SA, 3.875%, 10/12/22	357,241	0.1
149,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	154,746	0.1
100,000	#,L	T-Mobile USA, Inc., 5.250%, 09/01/18	102,125	0.0
98,000		Verizon Communications, Inc., 2.450%, 11/01/22	87,106	0.0
524,000		Verizon Communications, Inc., 5.150%, 09/15/23	562,956	0.1
238,000		Verizon Communications, Inc., 6.550%, 09/15/43	269,591	0.1
54,000		Vodafone Group PLC, 1.500%, 02/19/18	52,563	0.0
44,000		Vodafone Group PLC, 2.950%, 02/19/23	40,524	0.0
162,000		Vodafone Group PLC, 4.375%, 02/19/43	141,366	0.0
			2,635,463	0.5

		Utilities: 0.6%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	223,250	0.1
255,000		AES Corp., 8.000%, 10/15/17	294,525	0.1
134,000		Ameren Corp., 8.875%, 05/15/14	140,453	0.1
67,000		American Electric Power Co., Inc., 1.650%, 12/15/17	65,900	0.0
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	42,028	0.0
130,000		Duke Energy Corp., 2.100%, 06/15/18	129,826	0.0
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	136,088	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	99,334	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	205,500	0.1
107,000		Entergy Texas, Inc., 7.125%, 02/01/19	127,071	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	76,928	0.0
190,000		FirstEnergy Corp., 4.250%, 03/15/23	174,162	0.1
75,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	76,806	0.0
98,000		Indiana Michigan Power, 7.000%, 03/15/19	117,737	0.0
47,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	47,708	0.0
50,148	#	Juniper Generation, LLC, 6.790%, 12/31/14	48,086	0.0
279,000		Metropolitan Edison, 7.700%, 01/15/19	340,326	0.1
47,000		Nevada Power Co., 7.125%, 03/15/19	58,390	0.0
147,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	139,900	0.0
105,000		Nisource Finance Corp., 5.950%, 06/15/41	111,649	0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
83,000		Nisource Finance Corp., 6.125%, 03/01/22	$93,676	0.0
88,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	91,068	0.0
81,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	97,168	0.0
143,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	133,587	0.0
83,000		Southwestern Electric Power, 5.550%, 01/15/17	91,177	0.0
89,000		TransAlta Corp., 4.500%, 11/15/22	84,973	0.0
			3,247,316	0.6

		Total Corporate Bonds/Notes
		(Cost $41,419,834)	40,769,046	7.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.4%
191,568		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	193,479	0.1
9,772		Banc of America Funding Corp., 5.750%, 11/25/35	9,735	0.0
200,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.358%, 09/10/47	197,302	0.1
110,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.358%, 09/10/47	116,007	0.0
160,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.358%, 09/10/47	165,834	0.0
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.460%, 03/11/41	73,442	0.0
70,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.516%, 07/10/43	73,035	0.0
51,111	#	Bear Stearns Commercial Mortgage Securities Trust 2002 Top6, 7.645%, 10/15/36	52,276	0.0
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	75,923	0.0
113,022		Bear Stearns Alternative-A Trust, 0.819%, 07/25/34	109,165	0.0
153,028		Bear Stearns ARM Trust 2006-2, 2.703%, 07/25/36	123,891	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.874%, 06/11/41	199,719	0.1
130,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.684%, 11/11/41	140,118	0.0
160,000	#	Bear Stearns Commercial Mortgage Securities, 5.764%, 04/12/38	171,367	0.0
70,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.605%, 04/15/40	68,102	0.0
40,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.605%, 04/15/40	40,430	0.0
987,463	#, ˆ	Citigroup Commercial Mortgage Trust, 2.408%, 09/10/45	118,009	0.0
234,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.433%, 12/25/35	228,843	0.1
175,705		Citigroup Mortgage Loan Trust, Inc., 2.890%, 09/25/37	142,862	0.0
42,352		Commercial Mortgage Asset Trust, 7.350%, 01/17/32	42,419	0.0
1,803,361	ˆ	Commercial Mortgage Pass Through Certificates, 2.164%, 10/15/45	216,039	0.1
2,380,000	#, ˆ	Commercial Mortgage Trust, 0.751%, 10/15/45	115,011	0.0
1,030,970	ˆ	Commercial Mortgage Trust, 1.949%, 01/10/46	103,135	0.0
1,028,424	ˆ	Commercial Mortgage Trust, 2.080%, 12/10/45	113,176	0.0
984,608	ˆ	Commercial Mortgage Trust, 2.112%, 08/15/45	112,960	0.0
1,158,734	ˆ	Commercial Mortgage Trust, 2.417%, 05/15/45	143,556	0.0
150,000		Commercial Mortgage Trust, 5.393%, 07/15/44	154,609	0.0
80,000	#	Commercial Mortgage Trust, 5.892%, 06/10/36	81,493	0.0
160,000		Commercial Mortgage Trust, 6.323%, 11/15/44	163,854	0.0
283,015		Countrywide Alternative Loan Trust, 0.299%, 06/25/36	199,311	0.1
191,301		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	176,415	0.1
135,706		Countrywide Home Loan Mortgage Pass-Through Trust, 0.499%, 04/25/35	27,417	0.0
170,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	171,414	0.0
40,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	40,088	0.0
300,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.760%, 04/12/49	306,284	0.1
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.837%, 05/15/36	52,027	0.0
32,254		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	32,187	0.0
954,229	#, ˆ	DBUBS 2011-LC1 Mortgage Trust, 1.559%, 11/10/46	38,203	0.0
392,611		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.299%, 08/25/36	268,986	0.1
531,523		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.369%, 10/25/36	282,732	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
140,971		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	$115,159	0.0
166,613		First Horizon Alternative Mortgage Securities, 0.479%, 12/25/36	102,023	0.0
98,505		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	80,468	0.0
166,613	ˆ	First Horizon Alternative Mortgage Securities, 6.521%, 12/25/36	38,292	0.0
52,083		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	45,755	0.0
150,000	#	Fosse Master PLC, 1.663%, 10/18/54	152,149	0.0
252,737		Freddie Mac, 5.000%, 02/15/35	274,769	0.1
325,424		Freddie Mac, 5.500%, 07/15/37	355,154	0.1
50,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	49,123	0.0
140,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.945%, 04/10/40	140,448	0.0
129,142	#	Gracechurch Mortgage Financing PLC, 1.814%, 11/20/56	130,985	0.0
70,000	#	Greenwich Capital Commercial Funding Corp., 5.911%, 01/05/36	70,166	0.0
983,418	ˆ	GS Mortgage Securities Corp. II, 2.787%, 05/10/45	131,975	0.0
96,000		GS Mortgage Securities Corp. II, 5.938%, 08/10/38	95,292	0.0
120,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	117,574	0.0
110,000	#	GS MTG, 1.023%, 11/08/29	109,212	0.0
14,949	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	14,949	0.0
207,683		Homebanc Mortgage Trust, 1.039%, 08/25/29	191,622	0.1
1,628,104	ˆ	JPMBB Commercial Mortgage Securities Trust 2013-C14, 1.203%, 08/15/46	86,407	0.0
75,962		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	64,847	0.0
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.506%, 05/15/41	36,421	0.0
1,000,000	#, ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	27,664	0.0
3,204,103	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.809%, 01/15/46	96,462	0.0
400,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.962%, 04/15/30	396,302	0.1
2,209,106	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 2.096%, 12/15/47	240,489	0.1
90,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.120%, 08/12/40	89,654	0.0
190,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.063%, 01/15/38	191,521	0.1
18,681		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	18,860	0.0
174,415	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	174,777	0.0
300,000	#	Lanark Master Issuer PLC, 1.662%, 12/22/54	305,330	0.1
70,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	73,445	0.0
90,000	#	LB-UBS Commercial Mortgage Trust 2002-C4, 5.914%, 10/15/35	91,876	0.0
1,492,090	#, ˆ	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	41,091	0.0
170,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	176,524	0.1
60,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	59,318	0.0
100,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	86,851	0.0
100,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.075%, 06/15/38	93,332	0.0
8,635,987	#, ˆ	LB-UBS Commercial Mortgage Trust, 0.848%, 11/15/38	167,935	0.0
140,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	137,067	0.0
90,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	94,764	0.0
125,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	125,737	0.0
190,000	#	LB-UBS Commercial Mortgage Trust, 5.412%, 02/15/40	174,504	0.0
100,000	#	LB-UBS Commercial Mortgage Trust, 5.416%, 10/15/36	102,052	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.716%, 10/15/36	73,892	0.0
200,000		LB-UBS Commercial Mortgage Trust, 6.075%, 06/15/38	207,145	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
180,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	$187,889	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	171,078	0.0
64,017		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	64,276	0.0
200,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	216,604	0.1
142,077		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	142,454	0.0
2,079,554	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.894%, 02/15/46	218,967	0.1
1,438,742	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.656%, 12/15/48	111,775	0.0
1,646,216	#, ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.050%, 08/15/45	163,869	0.0
1,571,695	#, ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.333%, 11/15/45	177,289	0.1
30,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	29,880	0.0
30,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	30,090	0.0
280,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	256,811	0.1
80,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	68,957	0.0
150,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	152,176	0.0
200,000		Morgan Stanley Capital I, Inc., 5.520%, 06/15/38	203,598	0.1
117,000		Morgan Stanley Capital I, 5.073%, 08/13/42	122,922	0.0
110,000		Morgan Stanley Capital I, 5.152%, 08/13/42	113,301	0.0
200,000		Morgan Stanley Capital I, 5.172%, 08/13/42	202,706	0.1
130,000		Morgan Stanley Capital I, 5.202%, 08/13/42	129,162	0.0
120,000		Morgan Stanley Capital I, 5.302%, 01/14/42	124,865	0.0
170,000		Morgan Stanley Capital I, 5.336%, 01/14/42	175,974	0.1
160,000		Morgan Stanley Capital I, 5.300%, 06/15/40	164,302	0.0
300,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	307,175	0.1
100,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	95,942	0.0
149,115		Morgan Stanley Capital I, 5.649%, 12/15/44	154,038	0.0
234,259		Morgan Stanley Capital I, 5.760%, 04/12/49	238,073	0.1
140,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	147,834	0.0
414,120	#	Morgan Stanley Re-Remic Trust, 5.249%, 12/17/43	415,295	0.1
130,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.420%, 09/15/47	140,177	0.0
110,000	#	Nationslink Funding Corp. 1999-ltl-1, 6.450%, 01/22/26	118,499	0.0
97,823		RALI Trust, 6.000%, 09/25/35	93,213	0.0
5,168,405	#, ˆ	RBSCF Trust, 1.105%, 04/15/24	55,926	0.0
196,000	#	Silverstone Master Issuer PLC, 1.816%, 01/21/55	199,584	0.1
110,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	104,795	0.0
190,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	187,060	0.1
93,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	85,593	0.0
132,929		Structured Asset Mortgage Investments, Inc., 0.661%, 04/19/35	128,896	0.0
250,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	275,526	0.1
983,898	#, ˆ	UBS-Barclays Commercial Mortgage Trust, 2.345%, 08/10/49	125,678	0.0
94,822		WaMu Mortgage Pass Through Certificates, 3.201%, 10/25/36	75,251	0.0
987,524	#, ˆ	Wells Fargo Commercial Mortgage Trust, 2.303%, 10/15/45	120,795	0.0
1,119,845	#, ˆ	Wells Fargo Mortgage Backed Securities Trust, 1.751%, 06/15/45	110,937	0.0
1,430,921	#, ˆ	Wells Fargo Mortgage Backed Securities Trust, 2.400%, 08/15/45	173,396	0.0
145,720		Wells Fargo Mortgage Backed Securities Trust, 5.595%, 04/25/36	140,858	0.0
564,073		Wells Fargo Mortgage-Backed Securities Trust, 5.331%, 08/25/35	582,342	0.1

		Total Collateralized Mortgage Obligations
		(Cost $17,888,156)	18,096,065	3.4

U.S. TREASURY OBLIGATIONS: 3.3%
		U.S. Treasury Bonds: 0.4%
2,004,000		2.875%, due 05/15/43	1,700,895	0.3
660,000		3.125%, due 02/15/43	591,319	0.1
			2,292,214	0.4

		U.S. Treasury Notes: 2.9%
3,162,000		0.250%, due 09/30/15	3,157,677	0.6
6,774,000		0.875%, due 09/15/16	6,825,598	1.3
240,000		1.125%, due 04/30/20	228,234	0.0
1,352,000		1.375%, due 09/30/18	1,351,419	0.3
400,000		2.000%, due 07/31/20	401,094	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
1,098,000		2.000%, due 09/30/20	$1,097,228	0.2
2,177,000		2.500%, due 08/15/23	2,156,081	0.4
			15,217,331	2.9

		Total U.S. Treasury Obligations
		(Cost $17,425,052)	17,509,545	3.3

ASSET-BACKED SECURITIES: 2.1%
		Automobile Asset-Backed Securities: 0.1%
30,000		Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	30,290	0.0
30,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	30,366	0.0
250,000	#	Motor PLC, 1.286%, 02/25/20	250,204	0.1
50,000		Santander Drive Auto Receivables Trust 2011-4, 4.740%, 09/15/17	52,583	0.0
120,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	122,725	0.0
50,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	50,911	0.0
100,000	#	SMART Trust, 1.590%, 10/14/16	100,879	0.0
50,000		Toyota Auto Receivables Owner Trust, 1.460%, 01/15/19	50,513	0.0
			688,471	0.1

		Credit Card Asset-Backed Securities: 0.2%
249,000		BA Credit Card Trust, 4.932%, 03/15/16	249,463	0.0
50,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	57,841	0.0
300,000	#	Gracechurch Card Funding PLC, 0.882%, 02/15/17	301,485	0.1
340,000	#	Penarth Master Issuer PLC, 0.749%, 03/18/14	340,736	0.1
			949,525	0.2

		Home Equity Asset-Backed Securities: 0.1%
349,739		GSAA Trust, 0.239%, 10/25/36	178,821	0.1
313,107		GSAA Trust, 0.269%, 12/25/36	156,026	0.0
			334,847	0.1

		Other Asset-Backed Securities: 1.7%
250,000	#	Ares VIR CLO Ltd., 2.156%, 03/12/18	246,509	0.1
286,030	#	Ares VR CLO Ltd., 2.162%, 02/24/18	282,612	0.1
500,000	#	Ares XII CLO Ltd., 2.262%, 11/25/20	493,138	0.1
38,480	#	Atrium CDO Corp., 0.592%, 10/27/16	38,347	0.0
250,000	#	Atrium III, 6.362%, 10/27/16	240,886	0.1
500,000	#	Babson CLO, Inc. 2005-III, 0.665%, 11/10/19	481,686	0.1
475,720	#	Ballyrock CLO III Ltd., 0.996%, 07/25/17	472,103	0.1
250,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.023%, 06/20/17	237,524	0.0
200,000	#	Castle Garden Funding, 2.010%, 10/27/20	195,654	0.0
100,000	#	Castle Garden Funding, 6.560%, 10/27/20	108,186	0.0
33,761		Chase Funding Trust Series 2003-5, 0.779%, 07/25/33	31,275	0.0
200,000	#	CIFC Funding 2006-I Ltd., 0.666%, 10/20/20	190,402	0.0
214,599		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	199,881	0.0
189,279		Credit-Based Asset Servicing and Securitization, LLC, 4.498%, 08/25/35	192,448	0.0
186,071	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	188,596	0.0
100,000	#	Denali Capital CLO V Ltd., 0.965%, 09/08/19	99,422	0.0
500,000	#	Dryden VIII Leveraged Loan CDO 2005, 2.012%, 05/22/17	486,164	0.1
120,210	#	Emporia Preferred Funding I Corp., 0.819%, 10/12/18	120,079	0.0
273,662	#	Emporia Preferred Funding II Corp., 0.546%, 10/18/18	272,257	0.1
250,000	#	Gulf Stream — Compass CLO 2005-I Ltd., 2.164%, 05/15/17	245,697	0.1
250,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 0.963%, 08/21/20	238,276	0.0
280,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 1.863%, 08/21/20	269,501	0.1
500,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.963%, 05/21/18	494,743	0.1
425,000	#	Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	425,000	0.1
500,000	#	Landmark VI CDO Ltd, 0.768%, 01/14/18	483,133	0.1
159,491	#	Lightpoint CLO Ltd., 0.514%, 09/15/17	157,039	0.0
225,000	#	Madison Park Funding I Ltd., 1.035%, 05/10/19	223,034	0.0
330,000	#	Madison Park Funding I Ltd., 2.165%, 05/10/19	329,913	0.1
100,000		Madison Park Funding I Ltd., 5.015%, 05/10/19	100,081	0.0
200,000	#	Stanfield Arnage CLO Ltd., 2.462%, 08/27/21	196,175	0.0
300,000	#	Stanfield Azure CLO Ltd., 0.962%, 05/27/20	293,461	0.1
300,000	#	Stanfield Bristol CLO Ltd, 0.714%, 10/15/19	295,434	0.1
100,000	#	Stanfield Veyron CLO Ltd., 1.868%, 07/15/18	94,205	0.0
600,000	#	WhiteHorse III Ltd./Corp, 1.015%, 05/01/18	593,539	0.1
			9,016,400	1.7

		Total Asset-Backed Securities
		(Cost $10,956,694)	10,989,243	2.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: 3.6%
263,997	+	Argentina Government International Bond, 2.500%, 12/31/38	$95,039	0.0
59,900		Argentina Government International Bond, 8.280%, 12/31/33	38,636	0.0
258,000		Republic of Belarus, 8.750%, 08/03/15	250,260	0.1
53,000	+	Belize Government International Bond, 5.000%, 02/20/38	32,595	0.0
111,700	#	Belize Government International Bond, 5.000%, 02/20/38	68,695	0.0
45,000	L	Brazilian Government International Bond, 2.625%, 01/05/23	39,600	0.0
100,000	L	Federal Republic of Brazil, 5.625%, 01/07/41	100,250	0.0
EUR 100,000		Bundesobligation, 0.250%, 04/13/18	132,736	0.0
EUR 275,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	380,690	0.1
EUR 280,000		Bundesschatzanweisungen, 06/12/15	377,840	0.1
CAD 100,000		Canadian Government Bond, 4.000%, 06/01/41	113,693	0.0
200,000		Colombia Government International Bond, 2.625%, 03/15/23	177,500	0.0
128,000		Colombia Government International Bond, 8.125%, 05/21/24	165,920	0.0
DOP 10,300,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	246,665	0.1
DOP 7,300,000		Dominican Republic International Bond, 15.500%, 04/19/19	185,006	0.0
100,000		Egypt Government International Bond, 5.750%, 04/29/20	92,750	0.0
250,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	218,125	0.1
20,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	19,050	0.0
25,000		El Salvador Government International Bond, 7.650%, 06/15/35	25,500	0.0
EUR 120,000		Bundesrepublik Deutschland, 1.500%, 05/15/23	158,981	0.0
EUR 400,000		Bundesrepublik Deutschland, 1.500%, 09/04/22	537,438	0.1
EUR 70,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	92,791	0.0
91,000		Guatemala Government Bond, 8.125%, 10/06/34	113,750	0.0
200,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	206,000	0.0
110,000	L	Hungary Government International Bond, 5.375%, 02/21/23	107,525	0.0
134,000		Hungary Government International Bond, 7.625%, 03/29/41	144,050	0.0
254,000		Indonesia Government International Bond, 3.750%, 04/25/22	230,505	0.1
405,000		Indonesia Government International Bond, 11.625%, 03/04/19	542,194	0.1
EUR 1,110,000		Ireland Government Bond, 3.900%, 03/20/23	1,507,097	0.3
EUR 308,000		Ireland Government Bond, 5.400%, 03/13/25	456,865	0.1
EUR 674,000		Italy Buoni Poliennali Del Tesoro, 3.500%, 06/01/18	922,444	0.2
EUR 505,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 03/01/20	705,604	0.1
EUR 1,463,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 05/01/23	1,995,054	0.4
200,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	177,500	0.0
200,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	202,240	0.0
240,000		Lebanon Government International Bond, 6.100%, 10/04/22	227,400	0.1
228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	249,945	0.1
MXN 3,700,000		Mexican Bonos, 6.500%, 06/09/22	293,378	0.1
104,000		Mexico Government International Bond, 4.000%, 10/02/23	103,480	0.0
30,000		Mexico Government International Bond, 4.750%, 03/08/44	27,300	0.0
EUR 105,000	#	Portugal Obrigacoes do Tesouro OT, 4.350%, 10/16/17	134,592	0.0
EUR 1,116,000	#	Portugal Obrigacoes do Tesouro OT, 5.650%, 02/15/24	1,370,850	0.3
100,000		Pakistan Government International Bond, 6.875%, 06/01/17	97,250	0.0
100,000		Panama Government International Bond, 5.200%, 01/30/20	110,250	0.0
118,000		Panama Government International Bond, 6.700%, 01/26/36	135,405	0.0
143,000		Peruvian Government International Bond, 5.625%, 11/18/50	148,362	0.0
494,600		Petroleos de Venezuela SA, 4.900%, 10/28/14	466,655	0.1
514,200	L	Petroleos de Venezuela SA, 9.750%, 05/17/35	394,648	0.1
39,000		Petroleos Mexicanos, 5.500%, 01/21/21	41,925	0.0
280,000		Petroleos Mexicanos, 5.500%, 06/27/44	255,560	0.1
240,000		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	257,400	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
100,000		Philippine Government International Bond, 7.750%, 01/14/31	$130,625	0.0
410,000		Philippine Government International Bond, 4.000%, 01/15/21	426,400	0.1
60,000		Poland Government International Bond, 3.000%, 03/17/23	55,110	0.0
96,000		Poland Government International Bond, 5.000%, 03/23/22	103,488	0.0
PLN 300,000		Poland Government Bond, 4.000%, 10/25/23	92,527	0.0
100,000		Republic of the Philippines, 6.375%, 10/23/34	118,125	0.0
10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	9,612	0.0
84,000		Romanian Government International Bond, 6.750%, 02/07/22	96,092	0.0
200,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	206,000	0.0
RUB 13,801,000		Russian Federal Bond — OFZ, 7.050%, 01/19/28	405,705	0.1
75,990		Russian Foreign Bond — Eurobond, 7.500%, 03/31/30	89,705	0.0
200,000		South Africa Government International Bond, 5.875%, 09/16/25	210,850	0.1
200,000		Turkey Government International Bond, 6.000%, 01/14/41	193,800	0.0
324,000		Turkey Government International Bond, 7.375%, 02/05/25	366,606	0.1
GBP 20,000		United Kingdom Gilt, 1.250%, 07/22/18	31,960	0.0
GBP 140,000		United Kingdom Gilt, 1.000%, 09/07/17	224,823	0.1
GBP 380,000		United Kingdom Gilt, 3.250%, 01/22/44	582,519	0.1
GBP 230,000		United Kingdom Gilt, 5.000%, 09/07/14	388,359	0.1
67,000		Uruguay Government International Bond, 4.500%, 08/14/24	68,172	0.0
49,871		Uruguay Government International Bond, 7.625%, 03/21/36	63,087	0.0
28,324	&	Uruguay Government International Bond, 7.875%, 01/15/33	36,538	0.0
96,045		Uruguay Government International Bond, 8.000%, 11/18/22	122,938	0.0

		Total Foreign Government Bonds
		(Cost $19,415,285)	19,198,029	3.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.8%
		Federal Home Loan Mortgage Corporation: 1.5%##
657,992		4.000%, due 12/01/41	689,406	0.1
650,247		4.500%, due 08/01/41	694,383	0.1
1,120,472		4.500%, due 09/01/41	1,195,548	0.2
61,872		4.500%, due 01/15/42	64,804	0.0
276,682	ˆ	4.880%, due 03/15/33	295,080	0.1
516,105		5.000%, due 08/15/16	521,469	0.1
212,357		5.000%, due 12/15/17	224,395	0.0
391,230		5.500%, due 12/15/32	433,597	0.1
105,755		5.500%, due 09/15/34	116,216	0.0
886,617		5.500%, due 02/15/36	973,145	0.2
470,533		5.500%, due 05/15/36	495,185	0.1
105,222		5.500%, due 05/15/37	115,418	0.0
381,703		5.500%, due 06/15/37	419,313	0.1
438,916		6.000%, due 01/15/29	491,979	0.1
453,556		6.000%, due 07/15/32	509,676	0.1
700,883		6.000%, due 10/15/37	775,699	0.2
13,141		6.500%, due 12/01/31	14,629	0.0
			8,029,942	1.5

		Federal National Mortgage Association: 1.8%##
882,273		0.679%, due 12/25/40	881,046	0.2
233,798		0.699%, due 03/25/37	235,107	0.1
84,838		2.000%, due 11/25/42	83,921	0.0
742,000	W	3.000%, due 09/25/26	766,347	0.2
644,605		3.000%, due 01/25/38	677,149	0.1
547,000	W	3.000%, due 07/25/42	532,983	0.1
485,000	W	3.500%, due 08/25/25	510,235	0.1
489,000	W	3.500%, due 04/25/42	496,335	0.1
430,000	W	4.000%, due 08/25/40	449,686	0.1
434,755		4.000%, due 07/01/42	456,982	0.1
70,689		4.000%, due 07/01/42	74,284	0.0
61,464		4.000%, due 07/01/42	64,609	0.0
26,000	W	4.500%, due 11/15/35	27,698	0.0
135,870		4.500%, due 11/01/40	145,409	0.0
206,601		4.500%, due 09/01/41	221,282	0.0
358,758		4.500%, due 10/01/41	384,261	0.1
128,070		5.000%, due 06/01/33	139,597	0.0
120,970		5.000%, due 07/25/34	124,933	0.0
182,685		5.000%, due 07/01/35	198,747	0.0
58,299		5.000%, due 02/01/36	63,313	0.0
11,601		5.000%, due 07/01/36	12,614	0.0
284,711		5.000%, due 07/01/37	309,981	0.1
352,702		5.000%, due 07/01/37	384,457	0.1
371,491		5.000%, due 11/01/40	406,540	0.1
111,955		5.000%, due 05/01/41	22,366	0.0
142,857		5.000%, due 06/01/41	155,980	0.0
224,200		5.000%, due 06/01/41	245,166	0.1
15,768		6.000%, due 06/01/16	16,428	0.0
4,181		6.000%, due 07/01/16	4,351	0.0
36,701		6.000%, due 07/01/16	38,501	0.0
5,406		6.000%, due 08/01/16	5,664	0.0
7,695		6.000%, due 10/01/16	8,041	0.0
34		6.000%, due 10/01/16	34	0.0
7,204		6.000%, due 10/01/16	7,505	0.0
44,560		6.000%, due 03/01/17	46,789	0.0
2,145		6.000%, due 04/01/17	2,166	0.0
,561		6.000%, due 04/01/17	4,691	0.0
5,921		6.000%, due 04/01/17	6,225	0.0
35,229		6.000%, due 06/01/17	37,389	0.0
8,994		6.000%, due 09/01/17	9,507	0.0
33,836		6.000%, due 10/01/17	35,710	0.0
37,671		6.000%, due 11/01/17	39,956	0.0
242,227		6.000%, due 07/25/29	269,143	0.1
399,707		.000%, due 04/25/31	447,914	0.1
77,623		6.000%, due 12/01/37	84,905	0.0
136,695		6.000%, due 02/01/38	149,199	0.0
8,634		7.000%, due 06/01/29	9,712	0.0
1,581		7.000%, due 10/01/29	1,863	0.0
10,785		7.000%, due 10/01/31	11,122	0.0
6,156		7.000%, due 01/01/32	7,060	0.0
1,662		7.000%, due 04/01/32	1,890	0.0
3,017		7.000%, due 05/01/32	3,427	0.0
2,793		7.000%, due 07/01/32	2,891	0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
3,361		7.500%, due 11/01/29	$3,840	0.0
25,644		7.500%, due 10/01/30	29,196	0.0
4,645		7.500%, due 10/01/30	4,736	0.0
			9,460,883	1.8

		Government National Mortgage Association: 0.5%
38,186		1.625%, due 04/20/28	39,821	0.0
9,762		1.625%, due 12/20/29	10,154	0.0
187,689		4.000%, due 11/20/40	199,305	0.1
168,099		4.500%, due 08/20/41	181,920	0.0
124,000		4.750%, due 05/20/39	132,979	0.0
199,287		5.140%, due 10/20/60	222,203	0.1
176,720		5.288%, due 10/20/60	198,003	0.0
1,543,622		5.500%, due 06/15/43	1,711,605	0.3
40,302		6.500%, due 09/16/38	45,807	0.0
102,058		7.000%, due 05/16/32	116,484	0.0
			2,858,281	0.5

		Total U.S. Government Agency Obligations
		(Cost $20,034,563)	20,349,106	3.8

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.1%
		Interest Rate Swaption: 0.1%
2,423,000	@	Receive a floating rate based on the EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.9125%, Exp. 08/24/15 Counterparty: Citigroup, Inc.	231,571	0.1

		Options on Currencies: 0.0%
2,100,000	@	Call USD vs. Put GBP, Strike @ 1.535, Exp. 02/14/14 Counterparty: Deutsche Bank AG	9,002	0.0
1,650,000	@	Call USD. Put EUR, Strike @ 1.300, Exp. 12/20/13 Counterparty: Deutsche Bank AG	5,796	0.0
1,150,000	@	Put USD vs. Call CAD, Strike @ 1.050, Exp. 11/08/13 Counterparty: Citigroup, Inc.	3,457	0.0
2,176,605	@	Put USD vs. Call JPY, Strike @ 98.000, Exp. 12/20/13 Counterparty: Barclays Bank PLC	42,153	0.0
			60,408	0.0

		Total Purchased Options
		(Cost $404,196)	291,979	0.1

		Total Long-Term Investments
		(Cost $476,716,722)	514,899,740	96.5

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.4%
		U.S. Treasury Bills: 0.0%
203,000		United States Treasury Bill, 0.080%, 09/18/14
		(Cost $202,806)	202,831	0.0

		Securities Lending Collateralcc(1): 0.9%
1,085,515		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,085,517, collateralized by various U.S. Government Agency Obligations, 0.000%-4.875%, Market Value plus accrued interest $1,107,229, due 07/28/14-07/18/33)	1,085,515	0.2
1,085,515		Deutsche Bank AG, Repurchase Agreement dated 09/30/13, 0.15%, due 10/01/13 (Repurchase Amount $1,085,519, collateralized by various U.S. Government Agency Obligations, 2.000%-8.000%, Market Value plus accrued interest $1,107,225, due 04/15/18-07/15/53)	1,085,515	0.2
1,085,515		JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,085,517, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,107,237, due 03/01/23-07/01/43)	1,085,515	0.2
1,085,515		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,085,517, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,107,226, due 11/20/13-11/01/47)	1,085,515	0.2
228,459		UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $228,459, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $233,029, due 10/15/13-02/15/43)	228,459	0.1
			4,570,519	0.9

		Foreign Government Bonds: 0.1%
NGN 18,825,000	Z	Nigeria Treasury Bill, 10.360%, 10/24/13	115,926	0.0
NGN 15,500,000	Z	Nigeria Treasury Bill, 10.560%, 10/17/13	95,632	0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Foreign Government Bonds: (continued)
NGN 88,257,000	Z	Nigeria Treasury Bill, 15.540%, 12/19/13	$530,193	0.1
			741,751	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.4%
7,423,687		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
		(Cost $7,423,687)	7,423,687	1.4

		Total Short-Term Investments
		(Cost $12,954,265)	12,938,788	2.4

		Total Investments in Securities (Cost $489,670,987)	$527,838,528	98.9
		Assets in Excess of Other Liabilities	5,967,434	1.1
		Net Assets	$533,805,962	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

&	Payment-in-kind

ADR	American Depositary Receipt

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real

CAD	Canadian Dollar

DOP	Dominican Peso

EUR	EU Euro

GBP	British Pound

MXN	Mexican Peso

NGN	Nigerian Naira

PLN	Polish Zloty

RUB	Russian Ruble

Cost for federal income tax purposes is $492,149,660.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$43,621,815
Gross Unrealized Depreciation	(7,932,947)
Net Unrealized Appreciation	$35,688,868

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,401,013	$5,977,982	$—	$42,378,995
Consumer Staples	20,541,375	5,511,253	—	26,052,628
Energy	23,120,781	4,651,267	—	27,772,048
Financials	46,406,935	14,476,194	—	60,883,129
Health Care	30,058,315	6,020,255	—	36,078,570
Industrials	30,359,760	6,057,904	—	36,417,664
Information Technology	45,343,824	2,998,183	—	48,342,007
Materials	10,250,443	3,940,355	—	14,190,798
Telecommunication Services	721,083	3,235,242	—	3,956,325
Utilities	10,387,829	2,929,549	—	13,317,378
Total Common Stock	253,591,358	55,798,184	—	309,389,542
Exchange-Traded Funds	77,614,600	—	—	77,614,600
Preferred Stock	608,323	—	—	608,323
Rights	84,262	—	—	84,262
Purchased Options	—	291,979	—	291,979
Corporate Bonds/Notes	—	40,769,046	—	40,769,046
Collateralized Mortgage Obligations	—	18,096,065	—	18,096,065
Short-Term Investments	7,423,687	5,515,101	—	12,938,788
U.S. Government Agency Obligations	—	20,349,106	—	20,349,106
Foreign Government Bonds	—	19,198,029	—	19,198,029
Asset-Backed Securities	—	10,564,243	425,000	10,989,243
U.S. Treasury Obligations	—	17,509,545	—	17,509,545
Total Investments, at fair value	$339,322,230	$188,091,298	$425,000	$527,838,528
Other Financial Instruments+
Swaps	32,627	45,655	—	78,282
Futures	285,050	—	—	285,050
Forward Foreign Currency Contracts	—	481,533	—	481,533
Total Assets	$339,639,907	$188,618,486	$425,000	$528,683,393
Liabilities Table
Other Financial Instruments+
Swaps	$(128,915)	$(183,359)	$—	$(312,274)
Futures	(197,537)	—	—	(197,537)
Written Options	—	(264,463)	—	(264,463)
Forward Foreign Currency Contracts	—	(284,559)	—	(284,559)
Total Liabilities	$(326,452)	$(732,381)	$—	$(1,058,833)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Mexican Peso	14,297,481	Buy	10/04/13	$1,089,000	$1,092,085	$3,085
Barclays Bank PLC	Colombian Peso	1,019,175,000	Buy	10/04/13	535,000	534,538	(462)
Barclays Bank PLC	Australian Dollar	300,736	Buy	12/13/13	280,000	279,225	(775)
Barclays Bank PLC	Norwegian Krone	870,421	Buy	12/13/13	145,000	144,357	(643)
Barclays Bank PLC	British Pound	98,492	Buy	12/13/13	158,000	159,364	1,364
Barclays Bank PLC	EU Euro	100,873	Buy	12/13/13	136,518	136,492	(26)
Barclays Bank PLC	South African Rand	4,291,902	Buy	12/13/13	437,927	422,877	(15,050)
Barclays Bank PLC	EU Euro	577,026	Buy	12/13/13	774,000	780,778	6,778

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Norwegian Krone	893,000	Buy	12/13/13	$153,000	$148,101	$(4,899)
Barclays Bank PLC	New Zealand Dollar	595,882	Buy	12/13/13	496,000	492,430	(3,570)
Barclays Bank PLC	Australian Dollar	631,916	Buy	12/13/13	587,682	586,717	(965)
Barclays Bank PLC	Norwegian Krone	915,833	Buy	12/13/13	154,761	151,888	(2,873)
Barclays Bank PLC	Swedish Krona	1,947,949	Buy	12/13/13	299,583	302,592	3,009
Barclays Bank PLC	Colombian Peso	1,026,752,835	Buy	10/04/13	528,165	538,512	10,347
Barclays Bank PLC	South Korean Won	596,241,800	Buy	12/13/13	539,000	552,258	13,258
Barclays Bank PLC	South Korean Won	603,426,900	Buy	12/13/13	537,000	558,913	21,913
Barclays Bank PLC	Russian Ruble	17,513,655	Buy	12/13/13	519,000	533,563	14,563
Barclays Bank PLC	Israeli New Shekel	730,415	Buy	12/13/13	203,850	206,990	3,140
Barclays Bank PLC	Indian Rupee	43,329,675	Buy	12/13/13	660,312	678,528	18,216
Barclays Bank PLC	Peruvian Nuevo Sol	5,795	Buy	12/13/13	2,040	2,063	23
Citigroup, Inc.	Swiss Franc	547,401	Buy	12/13/13	597,000	605,666	8,666
Citigroup, Inc.	Indian Rupee	35,427,150	Buy	12/13/13	561,000	554,777	(6,223)
Citigroup, Inc.	Malaysian Ringgit	1,702,638	Buy	12/13/13	535,000	519,929	(15,071)
Citigroup, Inc.	Swiss Franc	513,403	Buy	12/13/13	555,000	568,049	13,049
Citigroup, Inc.	EU Euro	415,273	Buy	12/13/13	555,000	561,909	6,909
Citigroup, Inc.	Danish Krone	849,772	Buy	12/13/13	152,434	154,243	1,809
Citigroup, Inc.	EU Euro	4,652,336	Buy	12/13/13	6,219,591	6,295,107	75,516
Citigroup, Inc.	EU Euro	338,867	Buy	12/13/13	452,000	458,523	6,523
Citigroup, Inc.	New Zealand Dollar	1,684,461	Buy	12/13/13	1,373,358	1,392,019	18,661
Citigroup, Inc.	Thai Baht	4,334,011	Buy	12/13/13	137,087	137,948	861
Credit Suisse Group AG	British Pound	1,454,173	Buy	12/13/13	2,310,633	2,352,909	42,276
Deutsche Bank AG	Chinese Offshore Yuan	1,341,261	Buy	01/14/14	213,000	218,361	5,361
Deutsche Bank AG	Chinese Offshore Yuan	3,280,737	Buy	01/14/14	521,000	534,113	13,113
Deutsche Bank AG	Mexican Peso	6,520,605	Buy	10/04/13	510,000	498,064	(11,936)
Deutsche Bank AG	Colombian Peso	1,127,023,500	Buy	10/04/13	579,000	591,102	12,102
Deutsche Bank AG	Mexican Peso	3,778	Buy	10/04/13	283	288	5
Deutsche Bank AG	Mexican Peso	14,304,015	Buy	10/04/13	1,089,000	1,092,584	3,584
Deutsche Bank AG	Philippine Peso	22,965,498	Buy	12/13/13	530,381	527,433	(2,948)
Deutsche Bank AG	Swedish Krona	1,292,132	Buy	12/13/13	198,000	200,718	2,718
Deutsche Bank AG	Turkish Lira	889,738	Buy	12/13/13	425,000	434,723	9,723
Deutsche Bank AG	Chilean Peso	275,352,000	Buy	12/13/13	528,000	539,923	11,923
Deutsche Bank AG	Russian Ruble	535,845	Buy	12/13/13	15,979	16,325	346
Deutsche Bank AG	Chilean Peso	191,977,303	Buy	12/13/13	366,369	376,438	10,069
Deutsche Bank AG	Czech Koruna	1,220,021	Buy	12/13/13	63,088	64,280	1,192
Deutsche Bank AG	Hong Kong Sar Dollar	83,689	Buy	12/13/13	10,796	10,792	(4)
Deutsche Bank AG	South Korean Won	36,045,305	Buy	12/13/13	32,140	33,386	1,246
Deutsche Bank AG	Polish Zloty	169,496	Buy	12/13/13	52,835	54,041	1,206
Deutsche Bank AG	Russian Ruble	10,938,246	Buy	12/13/13	326,174	333,240	7,066
Deutsche Bank AG	Singapore Dollar	113,452	Buy	12/13/13	88,891	90,440	1,549
Goldman Sachs & Co.	Swiss Franc	1,126,815	Buy	12/13/13	1,227,000	1,246,753	19,753
Goldman Sachs & Co.	British Pound	716,889	Buy	12/13/13	1,140,000	1,159,954	19,954
JPMorgan Chase & Co.	British Pound	501,544	Buy	12/13/13	804,000	811,518	7,518
JPMorgan Chase & Co.	Brazilian Real	270,585	Buy	12/13/13	117,523	120,089	2,566
JPMorgan Chase & Co.	Japanese Yen	600,578,789	Buy	12/13/13	6,082,765	6,112,880	30,115
							$365,630
Barclays Bank PLC	Mexican Peso	8,210,625	Sell	10/04/13	$625,000	$627,152	$(2,152)
Barclays Bank PLC	British Pound	213,987	Sell	12/13/13	343,000	346,240	(3,240)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	New Zealand Dollar	56,323	Sell	12/13/13	$46,418	$46,545	$(127)
Barclays Bank PLC	Brazilian Real	662,452	Sell	12/13/13	295,000	294,005	995
Barclays Bank PLC	EU Euro	262,170	Sell	12/13/13	354,000	354,744	(744)
Barclays Bank PLC	EU Euro	152,765	Sell	12/13/13	206,746	206,707	39
Barclays Bank PLC	New Zealand Dollar	309,783	Sell	12/13/13	253,000	256,001	(3,001)
Barclays Bank PLC	Singapore Dollar	668,269	Sell	12/13/13	535,000	532,719	2,281
Barclays Bank PLC	EU Euro	2,135,442	Sell	12/13/13	2,851,369	2,889,482	(38,113)
Barclays Bank PLC	EU Euro	89,270	Sell	12/13/13	119,306	120,792	(1,486)
Barclays Bank PLC	Canadian Dollar	410,672	Sell	12/13/13	397,885	397,960	(75)
Barclays Bank PLC	Swiss Franc	1,547,129	Sell	12/13/13	1,671,879	1,711,804	(39,925)

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Norwegian Krone	1,345,090	Sell	12/13/13	$227,000	$223,079	$3,921
Barclays Bank PLC	Russian Ruble	18,628,074	Sell	12/13/13	564,000	567,515	(3,515)
Barclays Bank PLC	Chilean Peso	269,907,300	Sell	12/13/13	531,000	529,246	1,754
Barclays Bank PLC	Malaysian Ringgit	784,608	Sell	12/13/13	236,349	239,593	(3,244)
Deutsche Bank AG	Mexican Peso	6,894,773	Sell	10/04/13	525,000	526,644	(1,644)
Citigroup, Inc.	Mexican Peso	215,455	Sell	10/04/13	16,522	16,457	65
Citigroup, Inc.	Mexican Peso	7,789,095	Sell	10/04/13	597,314	594,955	2,359
Citigroup, Inc.	New Zealand Dollar	172,235	Sell	12/13/13	141,000	142,333	(1,333)
Citigroup, Inc.	Brazilian Real	740,526	Sell	12/13/13	328,000	328,656	(656)
Citigroup, Inc.	Swedish Krona	1,287,610	Sell	12/13/13	202,000	200,016	1,984
Citigroup, Inc.	Norwegian Krone	871,053	Sell	12/13/13	149,000	144,462	4,538
Citigroup, Inc.	Swiss Franc	226,518	Sell	12/13/13	249,000	250,629	(1,629)
Citigroup, Inc.	EU Euro	98,294	Sell	12/13/13	133,000	133,002	(2)
Citigroup, Inc.	New Zealand Dollar	2,779	Sell	12/13/13	2,276	2,297	(21)
Citigroup, Inc.	British Pound	1,597,327	Sell	12/13/13	2,545,782	2,584,538	(38,756)
Citigroup, Inc.	Hungarian Forint	10,362,644	Sell	12/13/13	46,056	46,893	(837)
Citigroup, Inc.	South African Rand	5,241,663	Sell	12/13/13	522,000	516,455	5,545
Citigroup, Inc.	South African Rand	796,642	Sell	12/13/13	76,000	78,492	(2,492)
Citigroup, Inc.	Chilean Peso	270,497,990	Sell	12/13/13	521,000	530,405	(9,405)
Citigroup, Inc.	Israeli New Shekel	800,561	Sell	12/13/13	218,000	226,868	(8,868)
Citigroup, Inc.	South African Rand	661,064	Sell	12/13/13	63,951	65,134	(1,183)
Citigroup, Inc.	South African Rand	1,951,110	Sell	12/13/13	188,750	192,241	(3,491)
Citigroup, Inc.	Taiwan New Dollar	22,665	Sell	12/13/13	758	767	(9)
Citigroup, Inc.	Romanian New Leu	4,811	Sell	12/13/13	1,426	1,454	(28)
Deutsche Bank AG	Chinese Offshore Yuan	1,341,261	Sell	01/14/14	212,780	218,361	(5,581)
Deutsche Bank AG	Chinese Offshore Yuan	3,280,737	Sell	01/14/14	526,206	534,113	(7,907)
Deutsche Bank AG	Mexican Peso	6,867,788	Sell	10/04/13	525,000	524,582	418
Deutsche Bank AG	New Zealand Dollar	100,139	Sell	12/13/13	82,000	82,754	(754)
Deutsche Bank AG	Swedish Krona	1,512,878	Sell	12/13/13	236,000	235,009	991
Deutsche Bank AG	Russian Ruble	17,202,920	Sell	12/13/13	536,000	524,097	11,903
Deutsche Bank AG	Colombian Peso	1,186,484,250	Sell	10/04/13	609,000	622,288	(13,288)
Deutsche Bank AG	Russian Ruble	4,659,370	Sell	12/13/13	137,000	141,950	(4,950)
Deutsche Bank AG	South African Rand	935,161	Sell	12/13/13	90,000	92,140	(2,140)
Deutsche Bank AG	Indian Rupee	21,009,740	Sell	12/13/13	314,000	329,005	(15,005)
Deutsche Bank AG	Turkish Lira	892,322	Sell	12/13/13	446,518	435,985	10,533
Goldman Sachs & Co.	Colombian Peso	866,596,500	Sell	10/04/13	451,000	454,513	(3,513)
JPMorgan Chase & Co.	New Zealand Dollar	474,194	Sell	12/13/13	395,000	391,868	3,132
							$(168,656)

ING Balanced Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	3	12/06/13	$509,348	$9,942
Australia 10-Year Bond	4	12/16/13	438,890	9,937
Australia 3-Year Bond	6	12/16/13	609,924	4,115
Canada 10-Year Bond	8	12/18/13	1,006,864	11,095
Euro-Bobl 5-Year	12	12/06/13	2,020,185	16,330
Euro-Schatz	32	12/06/13	4,779,350	2,083
Japan 10-Year Bond (TSE)	3	12/11/13	4,398,596	40,696
Japanese Government Bonds 10-Year Mini	2	12/10/13	293,240	2,714
Long Gilt	9	12/27/13	1,607,382	9,242

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini	63	12/20/13	$5,274,045	$(4,470)
Short Gilt	6	12/27/13	1,011,073	(997)
U.S. Treasury 2-Year Note	54	12/31/13	11,894,344	25,605
U.S. Treasury 5-Year Note	20	12/31/13	2,420,938	9,062
U.S. Treasury Long Bond	69	12/19/13	9,202,875	144,229
			$45,467,054	$279,583
Short Contracts
Euro-Bund	(9)	12/06/13	(1,710,679)	(34,696)
U.S. Treasury 10-Year Note	(56)	12/19/13	(7,077,875)	(127,506)
U.S. Treasury Ultra Long Bond	(25)	12/19/13	(3,552,344)	(29,868)
			$(12,340,898)	$(192,070)

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

ING Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2013:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19	Buy	(5.000)	06/20/18	USD 1,036,000	$(82,588)	$(83,954)	$1,366
Deutsche Bank AG	CDX.EM.19	Buy	(5.000)	06/20/18	USD 300,000	(23,916)	(23,740)	(176)
HSBC	CDX.EM.19	Buy	(5.000)	06/20/18	USD 466,000	(37,149)	(37,013)	(136)
						$(143,653)	$(144,707)	$1,054

Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Bolivarian Republic of Venezuela	Buy	(5.000)	12/20/18	USD 211,000	35,619	34,721	898
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD 215,000	10,036	3,937	6,099
						$45,655	38,658	$6,997

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Balanced Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.963% and pay a floating rate based on the 3-month AUD-BBR-BBSW	08/15/15	AUD 15,829,000	$5,156	$5,156
Receive a floating rate based on 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 0.779%	06/12/15	GBP 2,150,000	(310)	(310)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.473%	09/16/20	USD 6,100,000	(128,605)	(128,605)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.800%	09/25/25	USD 16,678,000	27,471	27,471
			$(96,288)	$(96,288)

ING Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.505% Counterparty: Citigroup, Inc.	06/12/15	CAD 3,460,000	$(6,222)	$—	$(6,222)
Receive a fixed rate equal to 3.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citigroup, Inc.	06/14/15	NZD 8,660,000	(33,484)	—	(33,484)
			$(39,706)	$—	$(39,706)

ING Balanced Portfolio Written OTC Options on September 30, 2013:

	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
1,150,000	Citigroup, Inc.	Call USD vs. Put CAD	1.015 USD	11/08/13	$3,117	$(2,715)
1,650,000	Deutsche Bank AG	Call USD vs. Put EUR	1.260 USD	12/20/13	10,527	(2,003)
1,346,844	Barclays Bank PLC	Call USD vs. Put JPY	104.000 USD	12/20/13	12,095	(4,828)
1,650,000	Deutsche Bank AG	Put USD vs. Call EUR	1.360 USD	12/20/13	7,078	(18,550)
2,694,844	Barclays Bank PLC	Put USD vs. Call JPY	94.000 USD	12/20/13	24,954	(17,173)
		Total Written OTC Options			$57,771	$(45,269)

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING BALANCED PORTFOLIO

ING Balanced Portfolio Written Swaptions Open on September 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	EUR-EURIBOR-Reuters	Pay	2.890%	08/24/15	EUR 5,361,000	$288,473	$(219,194)
	Total Written Swaptions						$288,473	$(219,194)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$60,408
Interest rate contracts	Purchased options	231,571
Foreign exchange contracts	Forward foreign currency contracts	481,533
Interest rate contracts	Futures contracts	285,050
Credit contracts	Credit default swaps	45,655
Interest rate contracts	Interest rate swaps**	32,627
Total Asset Derivatives		$1,136,844

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$284,559
Equity contracts	Futures contracts	4,470
Interest rate contracts	Futures contracts	193,067
Credit contracts	Credit default swaps	143,653
Interest rate contracts	Interest rate swaps	39,706
Interest rate contracts	Interest rate swaps*	128,915
Foreign exchange contracts	Written options	45,269
Interest rate contracts	Written options	219,194
Total Liability Derivatives		$1,058,833

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Totals
Assets:
Purchased options	$42,153	$235,028	$—	$14,798	$—	$—	$291,979
Forward foreign currency contracts	104,686	146,485	42,276	105,048	39,707	43,331	481,533
Credit default swaps	—	—	—	45,655	—	—	45,655
Total Assets	$146,839	$381,513	$42,276	$165,501	$39,707	$43,331	$819,167

Liabilities:
Credit default swaps	$—	$—	$—	$106,504	$—	$37,149	$143,653
Forward foreign currency contracts	124,885	90,004	—	66,157	3,513	—	284,559
Interest rate swaps	—	39,706	—	—	—	—	39,706
Written options	22,001	221,909	—	20,553	—	—	264,463
Total Liabilities	$146,886	$351,619	$—	$193,214	$3,513	$37,149	$732,381

Net OTC derivative instruments by counterparty, at fair value	$(47)	$29,894	$42,276	$(27,713)	$36,194	$6,182	86,786

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(47)	$29,894	$42,276	$(27,713)	$36,194	$6,182	$86,786

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:

November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2013